Financial risk management activities - Environmental obligations (Details) - Jun. 30, 2021 - Provision for decommissioning, restoration and rehabilitation costs $ in Thousands, $ in Millions	AUD ($)	USD ($)
Australia
Disclosure of other provisions [line items]
Annual payment to trust fund	$ 8.2
Carrying value of liability	$ 139.6
Ghana | Iduapriem site
Disclosure of other provisions [line items]
Carrying value of liability		$ 53,900
Cash component of bond		10,700
Bond guarantees issued by banks		38,600
Ghana | Obuasi site
Disclosure of other provisions [line items]
Carrying value of liability		208,700
Cash component of bond		21,340
Bond guarantees issued by banks		$ 30,000